Long Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Long-term Debt (Abstract)
Interest expense	$ 3,801	$ 1,795
Amortization of deferred finance charges	257	157
Other Financing Fees	84	89
Long term debt amount outstanding under breach of covenant	97,900
Reclassification Of Long Term Debt	4,600
Carrying amount of vessel	$ 608,102